Property and Equipment (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Beginning balance	$ 869,747	$ 322,049	$ 100,592
Addition	273,626	547,698	221,457
Ending balance	1,143,373	869,747	322,049
Computer Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	165,395	101,129	56,763
Addition	29,061	64,266	44,366
Ending balance	194,456	165,395	101,129
Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	15,737	9,371	6,218
Addition	2,979	6,366	3,153
Ending balance	18,716	15,737	9,371
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	146,442	91,360	37,611
Addition	27,541	55,082	53,749
Ending balance	173,983	146,442	91,360
Ground Station Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	463,507	92,701
Addition	185,402	370,806	92,701
Ending balance	648,909	463,507	92,701
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	55,285	21,980
Addition	19,900	33,305	21,980
Ending balance	75,185	55,285	21,980
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	23,381	5,508
Addition	8,743	17,873	5,508
Ending balance	$ 32,124	$ 23,381	$ 5,508